Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments
Schedule of investment balances

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Short-term investments
- Trading securities investments	5,210,000	—	—
Trust products	5,210,000	—	—
- Held-to-maturity investments	20,000,000	8,403,612	1,291,612
Trust products	20,000,000	4,723,612	726,006
Asset management plans	—	3,680,000	565,606
- Investments at cost method	—	14,800,000	2,274,718

Total short-term investments	25,210,000	23,203,612	3,566,330
Long-term investments
Investments at cost method	70,450,000	50,450,000	7,754,023

Total investments	95,660,000	73,653,612	11,320,353

Schedule of income on investments

	For year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Trust products	3,024,672	3,383,521	1,365,020
Asset management plans	5,022,717	4,383,407	1,444,497
Real estate funds	2,359,449	811,521	—

Total	10,406,838	8,578,449	2,809,517